Net Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Net Earnings Per Common Share

		2025	2024	2023 (1)
Weighted average common shares outstanding – basic (thousands of shares)		2,091,134	2,125,804	2,182,623
Effect of dilutive stock options (thousands of shares)		6,772	14,625	21,625
Weighted average common shares outstanding – diluted (thousands of shares)		2,097,906	2,140,429	2,204,248
Net earnings		$10,820	$6,106	$8,233
Net earnings per common share	– basic	$5.17	$2.87	$3.77
	– diluted	$5.16	$2.85	$3.74
(1)Common share, per common share, dividend, and stock option amounts have been updated to reflect the two for one common share split (note 1).